Annual Fund Operating Expenses - SPDR Bloomberg Barclays 3-12 Month T-Bill ETF - SPDR Bloomberg Barclays 3-12 Month T-Bill ETF	Sep. 23, 2020
Operating Expenses:
Management Fees (as a percentage of Assets)	0.1345%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.0012%	[1]
Expenses (as a percentage of Assets)	0.1357%

[1]	“Other expenses” are based on estimated amounts for the current fiscal year.